SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Patents [Member]
Intangible assets, amortization period	20 years	20 years
Distribution software [Member]
Intangible assets, amortization period	5 years	5 years